Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)		10 Months Ended	12 Months Ended
		May 31, 2021	May 31, 2022
Revenues:
Product sales		$ 177,280	$ 1,657,599
Charging service revenue – company-owned charging stations		65,982	252,828
Charging service revenue – third-party-owned charging stations		76,750	1,015,469
Total Revenues		320,012	2,925,896
Cost of Revenues:
Cost of product sales		130,787	1,419,917
Cost of charging services – company-owned charging stations		61,704	276,342
Cost of charging services – third-party-owned charging stations		72,978	984,820
Total Cost of Revenues		265,469	2,681,079
Gross Profit		54,543	244,817
Operating expenses:
Selling and marketing		4,820	21,147
General and administrative		57,275	245,880
Total operating expenses		62,095	267,027
Income (Loss) From Operations		(7,552)	(22,210)
Other income (expense):
Interest (expense)		(849)	(7,314)
Gain on assets disposal		59,773	70,063
Other non-operating income		198	21,291
Total other income (expense), net		59,122	84,040
Income before provision for income taxes		51,570	61,830
Provision (benefit) for income taxes		15,764	23,019
Net income		35,806	38,811
Add: loss attributable to noncontrolling interests		115	302
Net income attributable to ZKGC New Energy Limited		35,921	39,113
Statement of Comprehensive Income (Loss):
Net income		35,806	38,811
Other comprehensive income (loss):
Foreign currency translation adjustment		7,040	(13,838)
Comprehensive income (loss)		42,846	24,973
Add: comprehensive loss attributable to noncontrolling interests		115	302
Comprehensive income attributable to ZKGC New Energy Limited		$ 42,961	$ 25,275
Weighted average number of ordinary shares*
Weighted average number of ordinary shares basic (in Shares)	[1]	10,000,000	11,619,178
Earnings per share
Earnings per share basic (in Dollars per share)		$ 0	$ 0

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.